Income Tax Provision (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Net deferred tax assets - non-current:
Expected income tax benefit from NOL carry-forwards	$ 550,920	$ 498,048
Less valuation allowance	(550,920)	(498,048)
Deferred tax assets, net of valuation allowance